DISCONTINUED OPERATIONS - Assets and Liabilities Related VIEs (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Current assets for discontinued operations
Total	$ 2,016
Non-current assets for discontinued operations
Total	3,660
Current liabilities for discontinued operations
Total	(2,960)
Non-current liabilities for discontinued operations
Total	(81)
Lottery Business Related VIE Contracts [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Current assets for discontinued operations
Prepayments and other receivables	1,960
Amount due from related-party	56
Total	2,016
Non-current assets for discontinued operations
Property and equipment, net	2,034
Intangible assets, net	127
Deposit	65
Long-term investments	1,265
Other non-current assets	169
Total	3,660
Current liabilities for discontinued operations
Accrued payroll and welfare payable	(1,883)
Accrued expenses and other current liabilities	(1,077)
Total	(2,960)
Non-current liabilities for discontinued operations
Long-term payables	(81)
Total	$ (81)